Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Share Capital	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Loss
Balance, beginning of year (in shares) at Dec. 31, 2020			68,678,622
Balance, beginning of year at Dec. 31, 2020		$ 2,478	$ 481	$ 0	$ 2,237	$ (240)
Earnings		2,947			2,947
Translation loss on foreign operations		(9)				(9)
Actuarial gain on retirement benefits, net of tax		153			153
Issuance of common shares			54,618,586
Issuance of Common shares		3,491	$ 3,491
Dividends declared	[1]	(85)			(85)
Acquired equity-settled share option plan		14		14
Equity-settled share option expense		1		1
Conversion of equity-settled share option plan to cash-settled		(15)		(15)
Repurchase of common shares for cancellation (in share)			(17,368,474)
Repurchase of Common shares for cancellation		(1,319)	$ (570)		(749)
Balance, end of year (in shares) at Dec. 31, 2021			105,928,734
Balance, end of year at Dec. 31, 2021		7,656	$ 3,402	0	4,503	(249)
Earnings		1,975			1,975
Translation loss on foreign operations		(83)				(83)
Actuarial gain on retirement benefits, net of tax		164			164
Dividends declared	[1]	(103)			(103)
Repurchase of common shares for cancellation (in share)			(22,373,320)
Repurchase of Common shares for cancellation		(1,990)	$ (735)		(1,255)
Balance, end of year (in shares) at Dec. 31, 2022			83,555,414
Balance, end of year at Dec. 31, 2022		$ 7,619	$ 2,667	$ 0	$ 5,284	$ (332)

[1]	Cash dividends declared during the year ended December 31, 2021 comprised of CAD$0.70 per share in aggregate for the first three quarters and USD$0.20 per share for the fourth quarter.